Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions
Related Party Transactions

17. Related Party Transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

During the years ended December 31, 2018, 2019 and 2020, significant related party transactions and balances were as follows:

a.    Revenue from Related Parties

	Years Ended December 31
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
One-time commissions
Funds managed by Jupai Group	521,493,884	58,676,277	58,159,887	8,913,392
Investees of shareholder of the Company	2,821,409	2,047,634	236,589	36,259
Total one-time commissions	524,315,293	60,723,911	58,396,476	8,949,651
Recurring management fee
Funds managed by Jupai Group	436,947,202	340,732,359	98,405,095	15,081,241
Total recurring management fee	436,947,202	340,732,359	98,405,095	15,081,241
Recurring service fee
Funds managed by Jupai Group	1,256,411	1,433,629	20,223,856	3,099,442
Total recurring service fee	1,256,411	1,433,629	20,223,856	3,099,442
Other service fee
Funds managed by Jupai Group	28,301,887	—	—	—
Total other service fee	28,301,887	—	—	—
Total revenue from related parties	990,820,793	402,889,899	177,025,427	27,130,334

b.    Transaction to Related Parties

In 2019, UP Capital Asset Management Limited (BVI) ("UP") was disposed for RMB34.0 million to a subsidiary of E-house.

c.    Amounts due from Related Parties

As of December 31, 2019 and 2020, amounts due from related parties were comprised of the following:

	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
Service fee receivable	101,122,751	26,149,345	4,007,562
Loan to related parties	200,000,000	200,000,000	30,651,341
Loan to noncontrolling interest shareholder	23,187,995	23,187,995	3,553,716
Total amounts due from related parties	324,310,746	249,337,340	38,212,619

The amounts represent net of allowance for doubtful accounts of RMB96,307,907 and RMB107,453,024 as of December 31, 2019 and 2020, respectively. The loan of RMB200 million to related parties occurred in October 2019 and will expire in December 2022. The borrower is a limited partnership with a 100% controlled subsidiary of the company served as its general partner. After overall considering historical cooperation history, its financial status and economic condition, no account allowance was accrued as of December 31, 2019 and 2020.

d.    Deferred Revenue from Related Parties

As of December 31, 2019 and 2020, deferred revenue from related parties was comprised of the following:

	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
Funds managed by Jupai Group	46,971,804	21,789,907	3,339,449
Total deferred revenue	46,971,804	21,789,907	3,339,449

The amounts represent recurring management fees and recurring service fees received from the investment funds managed or served by the Group in advance.

e.    Amounts due to Related Parties

As of December 31, 2019 and 2020, amounts due to related parties were as following:

	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
Funds managed by Jupai Group	17,439,664	14,625,680	2,241,484
Investees of shareholder of the Company	2,000,000	2,000,000	306,513
Total amounts due to related parties	19,439,664	16,625,680	2,547,997

The amounts as of December 31, 2019 and 2020 mainly represent capital investments collected on behalf of investees.